Issued Capital - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019
Contributed equity
Total Equity	$ 538,506	$ 549,326	$ 475,147	$ 481,052
Ordinary Shares
Contributed equity
Ordinary shares	586,586,780	583,949,612	499,179,434	498,626,208
Less: Treasury Shares	(791,647)		(3,500,000)
Total Contributed Equity	585,795,133		495,679,434
Ordinary shares	$ 1,063,005		$ 910,942
Total Equity	$ 1,063,005	$ 1,051,450	$ 910,942	$ 910,405